Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of the Major Related Parties

The table below sets the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Yingkai Xu	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory	Ms. Jingzhu Ding owns 100% equity interest.
Wuxi Diang Trading Co., Ltd.	Mr. Yingkai Xu owns 40% equity interest.

Schedule of Significant Transactions with Related Parties

Significant transactions with related parties were as follows:

	For the Years Ended December 31,
	2025	2024	2023
Purchase from related parties:
Wuxi Kaiteng Mold Factory(1)	$380,388	$268,408	$293,226
Wuxi Diang Trading Co., Ltd(2)	-	730,165	-
Subtotal	$380,388	$998,573	$293,226

(1)	The Company purchases processing services from Wuxi Kaiteng Mold Factory.
(2)	Transactions with Wuxi Diang Trading Co., Ltd represented loans from Wuxi Mingteng Mould in order to temporarily support the working capital of Wuxi Diang Trading Co., Ltd. The loan was signed with a series of contracts and is non-interest bearing. The term of the loan was six months, as of December 31, 2024, Wuxi Diang Trading Co., Ltd had fully repaid the loans according to the contracts.

	For the Years Ended December 31,
	2025	2024	2023
Sales of machinery and equipment to related parties:
Wuxi Kaiteng Mold Factory*	$36,920	$-	$-
Subtotal	$36,920	$-	$-

*	The Company sold mechanical equipment to Wuxi Kaiteng Mold Factory

Schedule of Represented Related Party

The following table summarized related party balances as of December 31, 2025, and 2024:

	As of December 31,
	2025	2024
Amounts due to related parties
Wuxi Kaiteng Mold Factory	$308,822	$240,166
Subtotal	$308,822	$240,166